JPMorgan International Equity Fund
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.7%
Australia — 3.8%
BHP Group Ltd.	2,496	69,330
BHP Group Ltd.	496	13,699
Goodman Group, REIT	1,084	25,030
Rio Tinto Ltd.	296	22,768
Rio Tinto plc	657	42,695
		173,522
Austria — 0.8%
Erste Group Bank AG	691	35,963
Belgium — 1.3%
KBC Group NV	752	58,182
Denmark — 4.0%
Carlsberg A/S, Class B	420	50,708
Novo Nordisk A/S, Class B	1,010	133,853
		184,561
Finland — 1.3%
Nordea Bank Abp	5,123	59,943
France — 14.9%
Air Liquide SA	393	71,739
Airbus SE	296	44,819
Capgemini SE	173	34,357
Cie Generale des Etablissements Michelin SCA	1,829	72,412
Dassault Systemes SE	1,121	42,509
Legrand SA	578	62,431
L'Oreal SA	106	45,692
LVMH Moet Hennessy Louis Vuitton SE	122	86,180
Pernod Ricard SA	247	33,034
Safran SA	336	73,763
TotalEnergies SE	892	60,202
Vinci SA	527	60,082
		687,220
Germany — 6.6%
Allianz SE (Registered)	194	54,658
Deutsche Boerse AG	265	54,311
Deutsche Telekom AG (Registered)	2,707	70,797
Infineon Technologies AG	1,016	35,284
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	116	57,173
SAP SE	162	34,230
		306,453
Hong Kong — 1.7%
AIA Group Ltd.	6,192	41,420
Techtronic Industries Co. Ltd.	2,860	36,621
		78,041
Italy — 1.8%
UniCredit SpA	2,004	82,314

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — 21.9%
Bridgestone Corp.	1,005	40,990
Daikin Industries Ltd.	413	59,873
Hitachi Ltd.	3,613	78,067
Hoya Corp.	450	56,410
ITOCHU Corp.	1,809	92,751
Keyence Corp.	175	76,564
Mitsubishi UFJ Financial Group, Inc.	5,105	58,969
Mitsui Fudosan Co. Ltd.	5,091	52,741
Nippon Telegraph & Telephone Corp.	27,817	29,646
Recruit Holdings Co. Ltd.	1,093	62,648
Shimano, Inc.	290	51,359
Shin-Etsu Chemical Co. Ltd.	2,192	97,401
Sony Group Corp.	1,256	111,538
Terumo Corp.	3,350	60,067
Tokio Marine Holdings, Inc.	2,035	79,836
		1,008,860
Netherlands — 5.4%
ASML Holding NV	149	138,233
Heineken NV	466	41,344
Koninklijke KPN NV	17,008	67,016
		246,593
Singapore — 1.8%
DBS Group Holdings Ltd.	3,093	84,750
South Korea — 1.2%
Samsung Electronics Co. Ltd., GDR (a)	22	33,452
Samsung Electronics Co. Ltd., GDR (b)	15	23,438
		56,890
Spain — 2.5%
Banco Santander SA	10,173	49,076
Industria de Diseno Textil SA	1,366	66,393
		115,469
Sweden — 3.6%
Atlas Copco AB, Class A	2,925	52,056
Sandvik AB	1,456	29,800
Volvo AB, Class B	3,299	84,200
		166,056
Switzerland — 1.2%
Cie Financiere Richemont SA (Registered)	371	56,650
Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	351	58,187
United Kingdom — 13.1%
3i Group plc	2,371	95,379
AstraZeneca plc	676	107,410
Diageo plc	1,139	35,433

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
InterContinental Hotels Group plc	584	58,783
Lloyds Banking Group plc	96,555	73,763
London Stock Exchange Group plc	477	58,060
Next plc	376	43,968
RELX plc	2,035	95,738
SSE plc	1,491	36,096
		604,630
United States — 9.5%
BP plc	11,781	69,642
Ferguson plc	134	29,520
Nestle SA (Registered)	1,290	130,626
Sanofi SA	589	60,736
Shell plc	3,236	118,005
Stellantis NV	1,770	29,494
		438,023
Total Common Stocks (Cost $3,243,922)		4,502,307
Short-Term Investments — 2.0%
Investment Companies — 2.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.29% (c) (d)(Cost $92,023)	92,002	92,030
Total Investments — 99.7% (Cost $3,335,945)		4,594,337
Other Assets Less Liabilities — 0.3%		14,580
NET ASSETS — 100.0%		4,608,917

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2024.

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	10.9%
Pharmaceuticals	6.6
Oil, Gas & Consumable Fuels	5.4
Insurance	5.1
Semiconductors & Semiconductor Equipment	5.0
Capital Markets	4.5
Machinery	4.4
Chemicals	3.7
Diversified Telecommunication Services	3.6
Beverages	3.5
Professional Services	3.5
Metals & Mining	3.2
Textiles, Apparel & Luxury Goods	3.1
Food Products	2.8
Trading Companies & Distributors	2.7
Aerospace & Defense	2.6
Health Care Equipment & Supplies	2.5
Automobile Components	2.5
Household Durables	2.4
Industrial Conglomerates	1.7
Software	1.7
Electronic Equipment, Instruments & Components	1.7
Specialty Retail	1.4
Electrical Equipment	1.4
Construction & Engineering	1.3
Building Products	1.3
Hotels, Restaurants & Leisure	1.3
Technology Hardware, Storage & Peripherals	1.2
Real Estate Management & Development	1.2
Leisure Products	1.1
Personal Care Products	1.0
Broadline Retail	1.0
Others (each less than 1.0%)	2.7
Short-Term Investments	2.0

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$173,522	$—	$173,522
Austria	—	35,963	—	35,963
Belgium	—	58,182	—	58,182
Denmark	—	184,561	—	184,561
Finland	—	59,943	—	59,943
France	—	687,220	—	687,220
Germany	—	306,453	—	306,453
Hong Kong	—	78,041	—	78,041

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Italy	$—	$82,314	$—	$82,314
Japan	—	1,008,860	—	1,008,860
Netherlands	—	246,593	—	246,593
Singapore	—	84,750	—	84,750
South Korea	—	56,890	—	56,890
Spain	—	115,469	—	115,469
Sweden	—	166,056	—	166,056
Switzerland	—	56,650	—	56,650
Taiwan	58,187	—	—	58,187
United Kingdom	—	604,630	—	604,630
United States	—	438,023	—	438,023
Total Common Stocks	58,187	4,444,120	—	4,502,307
Short-Term Investments
Investment Companies	92,030	—	—	92,030
Total Investments in Securities	$150,217	$4,444,120	$—	$4,594,337
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.29% (a) (b)	$95,471	$931,731	$935,167	$(2)	$(3)	$92,030	92,002	$3,287	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (a) (b)	38,003	335,000	372,991	(12)	— (c)	—	—	1,342	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	4,963	175,383	180,346	—	—	—	—	221	—
Total	$138,437	$1,442,114	$1,488,504	$(14)	$(3)	$92,030		$4,850	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.
(c)	Amount rounds to less than one thousand.